Shareholder Report		6 Months Ended	12 Months Ended
		Jun. 30, 2026 USD ($) Holding	Dec. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Variable Insurance Funds
Entity Central Index Key		0000857490
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000012146
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - Balanced Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Balanced Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Balanced Portfolio	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 11
Expense Ratio, Percent	[1]	0.21%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 3,966,000,000
Holdings Count | Holding		1,509
InvestmentCompanyPortfolioTurnover		45.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,966
Number of Portfolio Holdings	1,509
Portfolio Turnover Rate	45%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	7.8%
Consumer Discretionary	7.4%
Consumer Staples	4.4%
Energy	3.6%
Financials	14.8%
Health Care	7.6%
Industrials	6.3%
Information Technology	25.7%
Materials	2.1%
Other	11.6%
Real Estate	2.4%
Utilities	5.1%
Other Assets and Liabilities—Net	1.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012147
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - Money Market Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Money Market Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Money Market Portfolio	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent	[2]	0.15%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 1,340,000,000
Holdings Count | Holding		226
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,340
Number of Portfolio Holdings	226

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of June 30, 2026)

Table Summary
1 to 7 Days	49.5%
8 to 30 Days	19.6%
31 to 60 Days	15.8%
61 to 90 Days	7.4%
91 to 180 Days	8.8%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(1.2%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012149
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - Short-Term Investment-Grade Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Short-Term Investment-Grade Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[3]	0.14%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 2,905,000,000
Holdings Count | Holding		2,331
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$2,905
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	41%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communications	4.8%
Consumer Discretionary	5.2%
Consumer Staples	4.0%
Energy	5.6%
Financials	29.5%
Health Care	7.3%
Industrials	5.4%
Materials	2.1%
Real Estate	2.8%
Technology	6.2%
Utilities	6.8%
Other	19.3%
Other Assets and Liabilities—NetFootnote Reference	1.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012150
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - Small Company Growth Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Small Company Growth Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Small Company Growth Portfolio	$15	0.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent	[4]	0.27%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 1,683,000,000
Holdings Count | Holding		666
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,683
Number of Portfolio Holdings	666
Portfolio Turnover Rate	77%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	1.9%
Consumer Discretionary	8.8%
Consumer Staples	1.2%
Energy	3.5%
Financials	7.8%
Health Care	23.7%
Industrials	21.7%
Information Technology	24.3%
Materials	3.1%
Real Estate	1.1%
Utilities	0.4%
Other Assets and Liabilities—Net	2.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012151
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - Total Bond Market Index Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Total Bond Market Index Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent	[5]	0.14%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 5,511,000,000
Holdings Count | Holding		11,475
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$5,511
Number of Portfolio Holdings	11,475
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.0%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—NetFootnote Reference	0.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012153
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - PRIMECAP Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about PRIMECAP Portfolio (the "Fund") (formerly known as Capital Growth Portfolio) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - PRIMECAP Portfolio	$19	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 19
Expense Ratio, Percent	[6]	0.34%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 3,116,000,000
Holdings Count | Holding		132
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,116
Number of Portfolio Holdings	132
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	6.3%
Consumer Discretionary	9.3%
Consumer Staples	0.9%
Energy	1.1%
Financials	5.8%
Health Care	19.2%
Industrials	11.8%
Information Technology	41.4%
Materials	1.0%
Other Assets and Liabilities—Net	3.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012154
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - Diversified Value Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Diversified Value Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Diversified Value Portfolio	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent	[7]	0.29%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 1,431,000,000
Holdings Count | Holding		143
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,431
Number of Portfolio Holdings	143
Portfolio Turnover Rate	18%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	5.4%
Consumer Discretionary	7.0%
Consumer Staples	5.4%
Energy	6.5%
Financials	23.4%
Health Care	12.0%
Industrials	11.0%
Information Technology	14.9%
Materials	6.3%
Real Estate	0.6%
Utilities	2.3%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012155
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - Equity Income Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Equity Income Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Income Portfolio	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 14
Expense Ratio, Percent	[8]	0.28%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 2,500,000,000
Holdings Count | Holding		204
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$2,500
Number of Portfolio Holdings	204
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	3.0%
Consumer Discretionary	3.7%
Consumer Staples	8.1%
Energy	7.7%
Financials	20.2%
Health Care	15.4%
Industrials	10.2%
Information Technology	16.3%
Materials	3.2%
Real Estate	2.2%
Utilities	6.7%
Other Assets and Liabilities—Net	3.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012157
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - Growth Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Growth Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Growth Portfolio	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 17
Expense Ratio, Percent	[9]	0.34%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 1,728,000,000
Holdings Count | Holding		63
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,728
Number of Portfolio Holdings	63
Portfolio Turnover Rate	48%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	16.4%
Consumer Discretionary	8.4%
Financials	5.9%
Health Care	7.3%
Industrials	7.8%
Information Technology	52.3%
Real Estate	0.9%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012158
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - High Yield Bond Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about High Yield Bond Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - High Yield Bond Portfolio	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent	[10]	0.24%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 951,000,000
Holdings Count | Holding		1,052
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$951
Number of Portfolio Holdings	1,052
Portfolio Turnover Rate	29%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communications	13.4%
Consumer Discretionary	15.4%
Consumer Staples	3.7%
Energy	10.1%
Financials	9.4%
Health Care	6.8%
Industrials	7.1%
Materials	9.5%
Real Estate	2.1%
Technology	5.3%
Utilities	2.2%
Other	8.3%
Other Assets and Liabilities—NetFootnote Reference	6.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012159
Shareholder Report [Line Items]
Fund Name		Variable Insurance Funds - International Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about International Portfolio (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - International Portfolio	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 15
Expense Ratio, Percent	[11]	0.30%
Material Change Date			Dec. 31, 2025
AssetsNet		$ 3,413,000,000
Holdings Count | Holding		126
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$3,413
Number of Portfolio Holdings	126
Portfolio Turnover Rate	20%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Asia	40.6%
Europe	41.4%
North America	9.9%
Oceania	0.8%
South America	4.3%
Other Assets and Liabilities—Net	3.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.